Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expense		$ 130,309	$ 207,829	$ 214,514
Receivable from government authorities		582	3,393	4,155
Other receivable		27,690	68,788	2,756
Input tax credit receivable		140,432	150,681	219,421
Total	$ 430,691	$ 299,013	$ 430,691	$ 440,846